FI - Qualitative information about level 3 assets at fair value (Details 15) - Recurring basis SFr in Millions	12 Months Ended
	Dec. 31, 2016 CHF (SFr)	Dec. 31, 2015 CHF (SFr)	Dec. 31, 2014 CHF (SFr)
Interest-bearing deposits with banks
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1	SFr 0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 174	SFr 158	SFr 77
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions | Discounted cash flow | Minimum
Unobservable input
Funding spread (in bp)	10	350
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions | Discounted cash flow | Maximum
Unobservable input
Funding spread (in bp)	450	475
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions | Discounted cash flow | Weighted average
Unobservable input
Funding spread (in bp)	259	361
Securities received as collateral
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 70	SFr 0	0
Trading assets
Quantitative information about level 3 assets at fair value
Fair value, assets	12,765	14,531	16,503
Trading assets | Debt securities
Quantitative information about level 3 assets at fair value
Fair value, assets	3,977	4,563	4,461
Trading assets | Debt securities | Corporate debt securities
Quantitative information about level 3 assets at fair value
Fair value, assets	1,674	1,745	1,430
Trading assets | Debt securities | Corporate debt securities | Option model
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 448	SFr 240
Trading assets | Debt securities | Corporate debt securities | Option model | Minimum
Unobservable input
Correlation (in %)	(85.00%)	(87.00%)
Trading assets | Debt securities | Corporate debt securities | Option model | Maximum
Unobservable input
Correlation (in %)	98.00%	99.00%
Trading assets | Debt securities | Corporate debt securities | Option model | Weighted average
Unobservable input
Correlation (in %)	23.00%	17.00%
Trading assets | Debt securities | Corporate debt securities | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 101	SFr 285
Trading assets | Debt securities | Corporate debt securities | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	3	134
Trading assets | Debt securities | Corporate debt securities | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	1,004	1,408
Trading assets | Debt securities | Corporate debt securities | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	308	493
Trading assets | Debt securities | Corporate debt securities | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 817	SFr 836
Trading assets | Debt securities | Corporate debt securities | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Trading assets | Debt securities | Corporate debt securities | Market comparable | Maximum
Unobservable input
Price (in %)	117.00%	128.00%
Trading assets | Debt securities | Corporate debt securities | Market comparable | Weighted average
Unobservable input
Price (in %)	86.00%	29.00%
Trading assets | Debt securities | RMBS
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 605	SFr 814	612
Trading assets | Debt securities | RMBS | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 445
Trading assets | Debt securities | RMBS | Discounted cash flow | Minimum
Unobservable input
Prepayment rate (in %)	2.00%	0.00%
Discount rate (in %)	0.00%	1.00%
Default rate (in %)	0.00%	0.00%
Loss severity (in %)	0.00%	0.00%
Trading assets | Debt securities | RMBS | Discounted cash flow | Maximum
Unobservable input
Prepayment rate (in %)	30.00%	27.00%
Discount rate (in %)	47.00%	36.00%
Default rate (in %)	10.00%	20.00%
Loss severity (in %)	100.00%	100.00%
Trading assets | Debt securities | RMBS | Discounted cash flow | Weighted average
Unobservable input
Prepayment rate (in %)	12.00%	9.00%
Discount rate (in %)	8.00%	8.00%
Default rate (in %)	3.00%	3.00%
Loss severity (in %)	43.00%	50.00%
Trading assets | Debt securities | RMBS | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 120
Trading assets | Debt securities | RMBS | Market comparable | Minimum
Unobservable input
Price (in %)	21.00%
Trading assets | Debt securities | RMBS | Market comparable | Maximum
Unobservable input
Price (in %)	30.00%
Trading assets | Debt securities | RMBS | Market comparable | Weighted average
Unobservable input
Price (in %)	26.00%
Trading assets | Debt securities | CMBS
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 65	SFr 215	257
Trading assets | Debt securities | CMBS | Discounted cash flow | Minimum
Unobservable input
Capitalization rate (in %)	8.00%	7.00%
Prepayment rate (in %)	0.00%	0.00%
Discount rate (in %)	2.00%	0.00%
Default rate (in %)		0.00%
Loss severity (in %)		0.00%
Trading assets | Debt securities | CMBS | Discounted cash flow | Maximum
Unobservable input
Capitalization rate (in %)	9.00%	8.00%
Prepayment rate (in %)	15.00%	16.00%
Discount rate (in %)	27.00%	23.00%
Default rate (in %)		32.00%
Loss severity (in %)		75.00%
Trading assets | Debt securities | CMBS | Discounted cash flow | Weighted average
Unobservable input
Capitalization rate (in %)	9.00%	7.00%
Prepayment rate (in %)	9.00%	3.00%
Discount rate (in %)	10.00%	8.00%
Default rate (in %)		1.00%
Loss severity (in %)		4.00%
Trading assets | Debt securities | Collateralized debt obligations
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,165	SFr 1,298	1,421
Trading assets | Debt securities | Collateralized debt obligations | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 195	SFr 329
Trading assets | Debt securities | Collateralized debt obligations | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	328	293
Prepayment rate (in %)	0.00%	0.00%
Discount rate (in %)	7.00%	1.00%
Default rate (in %)	0.00%	0.00%
Loss severity (in %)	3.00%	0.00%
Trading assets | Debt securities | Collateralized debt obligations | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	328	336
Prepayment rate (in %)	30.00%	20.00%
Discount rate (in %)	27.00%	25.00%
Default rate (in %)	5.00%	10.00%
Loss severity (in %)	100.00%	100.00%
Trading assets | Debt securities | Collateralized debt obligations | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	328	309
Prepayment rate (in %)	10.00%	14.00%
Discount rate (in %)	15.00%	11.00%
Default rate (in %)	2.00%	2.00%
Loss severity (in %)	45.00%	46.00%
Trading assets | Debt securities | Collateralized debt obligations | Vendor price
Quantitative information about level 3 assets at fair value
Fair value, assets		SFr 66
Trading assets | Debt securities | Collateralized debt obligations | Vendor price | Minimum
Unobservable input
Price (in %)		0.00%
Trading assets | Debt securities | Collateralized debt obligations | Vendor price | Maximum
Unobservable input
Price (in %)		100.00%
Trading assets | Debt securities | Collateralized debt obligations | Vendor price | Weighted average
Unobservable input
Price (in %)		96.00%
Trading assets | Debt securities | Collateralized debt obligations | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 851	SFr 807
Trading assets | Debt securities | Collateralized debt obligations | Market comparable | Minimum
Unobservable input
Price (in %)	208.00%	214.00%
Trading assets | Debt securities | Collateralized debt obligations | Market comparable | Maximum
Unobservable input
Price (in %)	208.00%	214.00%
Trading assets | Debt securities | Collateralized debt obligations | Market comparable | Weighted average
Unobservable input
Price (in %)	208.00%	214.00%
Trading assets | Equity securities
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 240	SFr 871	896
Trading assets | Equity securities | Option model
Quantitative information about level 3 assets at fair value
Fair value, assets		SFr 342
Trading assets | Equity securities | Option model | Minimum
Unobservable input
Volatility (in %)		2.00%
Trading assets | Equity securities | Option model | Maximum
Unobservable input
Volatility (in %)		253.00%
Trading assets | Equity securities | Option model | Weighted average
Unobservable input
Volatility (in %)		29.00%
Trading assets | Equity securities | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets		SFr 471
Trading assets | Equity securities | Market comparable | Minimum
Unobservable input
EBITDA multiple	3	3
Price (in %)	0.00%	0.00%
Trading assets | Equity securities | Market comparable | Maximum
Unobservable input
EBITDA multiple	8	12
Price (in %)	100.00%	202.00%
Trading assets | Equity securities | Market comparable | Weighted average
Unobservable input
EBITDA multiple	6	8
Price (in %)	70.00%	96.00%
Trading assets | Derivative instruments
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 4,305	SFr 4,831	6,823
Trading assets | Derivative instruments | Interest rate derivatives
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 748	SFr 791	1,803
Trading assets | Derivative instruments | Interest rate derivatives | Option model | Minimum
Unobservable input
Correlation (in %)	20.00%	17.00%
Credit spread (in bp)		130
Mean reversion (in %)		5.00%
Prepayment rate (in %)	1.00%	1.00%
Volatility skew (in %)	(7.00%)	(8.00%)
Trading assets | Derivative instruments | Interest rate derivatives | Option model | Maximum
Unobservable input
Correlation (in %)	100.00%	100.00%
Credit spread (in bp)		1,687
Mean reversion (in %)		10.00%
Prepayment rate (in %)	32.00%	36.00%
Volatility skew (in %)	1.00%	0.00%
Trading assets | Derivative instruments | Interest rate derivatives | Option model | Weighted average
Unobservable input
Correlation (in %)	65.00%	63.00%
Credit spread (in bp)		330
Mean reversion (in %)		10.00%
Prepayment rate (in %)	16.00%	16.00%
Volatility skew (in %)	(2.00%)	(2.00%)
Trading assets | Derivative instruments | Credit derivatives
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 688	SFr 1,568	2,569
Trading assets | Derivative instruments | Credit derivatives | Discounted cash flow | Minimum
Unobservable input
Funding spread (in bp)		61
Correlation (in %)	97.00%	43.00%
Credit spread (in bp)	0	1
Prepayment rate (in %)	0.00%	0.00%
Recovery rate (in %)	0.00%	0.00%
Discount rate (in %)	1.00%	2.00%
Default rate (in %)	0.00%	1.00%
Loss severity (in %)	15.00%	15.00%
Trading assets | Derivative instruments | Credit derivatives | Discounted cash flow | Maximum
Unobservable input
Funding spread (in bp)		68
Correlation (in %)	97.00%	97.00%
Credit spread (in bp)	1,635	2,349
Prepayment rate (in %)	13.00%	12.00%
Recovery rate (in %)	45.00%	60.00%
Discount rate (in %)	45.00%	50.00%
Default rate (in %)	33.00%	35.00%
Loss severity (in %)	100.00%	100.00%
Trading assets | Derivative instruments | Credit derivatives | Discounted cash flow | Weighted average
Unobservable input
Funding spread (in bp)		67
Correlation (in %)	97.00%	85.00%
Credit spread (in bp)	396	331
Prepayment rate (in %)	5.00%	4.00%
Recovery rate (in %)	10.00%	23.00%
Discount rate (in %)	21.00%	19.00%
Default rate (in %)	5.00%	6.00%
Loss severity (in %)	69.00%	64.00%
Trading assets | Derivative instruments | Equity/Index-related products
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 914	SFr 936	1,063
Trading assets | Derivative instruments | Equity/Index-related products | Option model
Quantitative information about level 3 assets at fair value
Fair value, assets		SFr 778
Trading assets | Derivative instruments | Equity/Index-related products | Option model | Minimum
Unobservable input
Buyback probability (in %)	50.00%
Correlation (in %)	(85.00%)	(87.00%)
Gap risk (in %)	0.00%
Volatility (in %)	2.00%	0.00%
Trading assets | Derivative instruments | Equity/Index-related products | Option model | Maximum
Unobservable input
Buyback probability (in %)	100.00%
Correlation (in %)	98.00%	99.00%
Gap risk (in %)	2.00%
Volatility (in %)	180.00%	253.00%
Trading assets | Derivative instruments | Equity/Index-related products | Option model | Weighted average
Unobservable input
Buyback probability (in %)	62.00%
Correlation (in %)	21.00%	23.00%
Gap risk (in %)	1.00%
Volatility (in %)	32.00%	26.00%
Trading assets | Derivative instruments | Equity/Index-related products | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets		SFr 109
Trading assets | Derivative instruments | Equity/Index-related products | Market comparable | Minimum
Unobservable input
EBITDA multiple		4
Price (in %)		97.00%
Trading assets | Derivative instruments | Equity/Index-related products | Market comparable | Maximum
Unobservable input
EBITDA multiple		10
Price (in %)		97.00%
Trading assets | Derivative instruments | Equity/Index-related products | Market comparable | Weighted average
Unobservable input
EBITDA multiple		7
Price (in %)		97.00%
Trading assets | Other
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 4,243	SFr 4,266	4,323
Trading assets | Other | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 882	SFr 865
Trading assets | Other | Discounted cash flow | Minimum
Unobservable input
Life expectancy (in years)	3	3
Trading assets | Other | Discounted cash flow | Maximum
Unobservable input
Life expectancy (in years)	19	18
Trading assets | Other | Discounted cash flow | Weighted average
Unobservable input
Life expectancy (in years)	8	8
Trading assets | Other | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 3,005	SFr 2,859
Trading assets | Other | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Trading assets | Other | Market comparable | Maximum
Unobservable input
Price (in %)	116.00%	106.00%
Trading assets | Other | Market comparable | Weighted average
Unobservable input
Price (in %)	39.00%	45.00%
Investment securities
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 72	SFr 148	3
Other investments
Quantitative information about level 3 assets at fair value
Fair value, assets	1,906	2,035	2,383
Other investments | Private equity
Quantitative information about level 3 assets at fair value
Fair value, assets	8
Other investments | Other equity investments
Quantitative information about level 3 assets at fair value
Fair value, assets	310	366
Other investments | Life finance instruments
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,588	SFr 1,669	1,834
Other investments | Life finance instruments | Discounted cash flow | Minimum
Unobservable input
Life expectancy (in years)	2	2
Other investments | Life finance instruments | Discounted cash flow | Maximum
Unobservable input
Life expectancy (in years)	19	20
Other investments | Life finance instruments | Discounted cash flow | Weighted average
Unobservable input
Life expectancy (in years)	6	8
Other investments | Equity securities
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 318	SFr 366	549
Loans
Quantitative information about level 3 assets at fair value
Fair value, assets	6,585	8,950	9,353
Loans - of which commercial and industrial
Quantitative information about level 3 assets at fair value
Fair value, assets	3,816	5,735	5,853
Loans - of which commercial and industrial | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 2,959	SFr 3,799
Loans - of which commercial and industrial | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	5	70
Loans - of which commercial and industrial | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	5,400	2,528
Loans - of which commercial and industrial | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	544	474
Loans - of which commercial and industrial | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 852	SFr 1,146
Loans - of which commercial and industrial | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Loans - of which commercial and industrial | Market comparable | Maximum
Unobservable input
Price (in %)	100.00%	106.00%
Loans - of which commercial and industrial | Market comparable | Weighted average
Unobservable input
Price (in %)	51.00%	65.00%
Loans - of which financial institutions
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,829	SFr 1,729	1,494
Loans - of which financial institutions | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,588	SFr 1,451
Loans - of which financial institutions | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	67	84
Loans - of which financial institutions | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	952	826
Loans - of which financial institutions | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	342	359
Loans - of which financial institutions | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 149	SFr 109
Loans - of which financial institutions | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Loans - of which financial institutions | Market comparable | Maximum
Unobservable input
Price (in %)	550.00%	100.00%
Loans - of which financial institutions | Market comparable | Weighted average
Unobservable input
Price (in %)	483.00%	98.00%
Other intangible assets
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 138	SFr 112	70
Other assets
Quantitative information about level 3 assets at fair value
Fair value, assets	1,679	7,087	7,468
Other assets - of which loans held-for-sale
Quantitative information about level 3 assets at fair value
Fair value, assets	1,316	6,768	6,851
Other assets - of which loans held-for-sale | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 760	SFr 722
Other assets - of which loans held-for-sale | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	117	99
Recovery rate (in %)	6.00%	1.00%
Other assets - of which loans held-for-sale | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	1,082	3,220
Recovery rate (in %)	100.00%	1.00%
Other assets - of which loans held-for-sale | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	334	515
Recovery rate (in %)	74.00%	1.00%
Other assets - of which loans held-for-sale | Vendor price
Quantitative information about level 3 assets at fair value
Fair value, assets		SFr 3,594
Other assets - of which loans held-for-sale | Vendor price | Minimum
Unobservable input
Price (in %)		0.00%
Other assets - of which loans held-for-sale | Vendor price | Maximum
Unobservable input
Price (in %)		101.00%
Other assets - of which loans held-for-sale | Vendor price | Weighted average
Unobservable input
Price (in %)		97.00%
Other assets - of which loans held-for-sale | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 356	SFr 2,251
Other assets - of which loans held-for-sale | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Other assets - of which loans held-for-sale | Market comparable | Maximum
Unobservable input
Price (in %)	102.00%	104.00%
Other assets - of which loans held-for-sale | Market comparable | Weighted average
Unobservable input
Price (in %)	78.00%	76.00%
Assets
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 23,390	SFr 33,021	35,857
Bank | Interest-bearing deposits with banks
Quantitative information about level 3 assets at fair value
Fair value, assets	1	0
Bank | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 174	SFr 158	77
Bank | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions | Discounted cash flow | Minimum
Unobservable input
Funding spread (in bp)	10	350
Bank | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions | Discounted cash flow | Maximum
Unobservable input
Funding spread (in bp)	450	475
Bank | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions | Discounted cash flow | Weighted average
Unobservable input
Funding spread (in bp)	259	361
Bank | Securities received as collateral
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 70	SFr 0	0
Bank | Trading assets
Quantitative information about level 3 assets at fair value
Fair value, assets	12,765	14,532	16,503
Bank | Trading assets | Debt securities
Quantitative information about level 3 assets at fair value
Fair value, assets	3,977	4,564	4,461
Bank | Trading assets | Debt securities | Corporate debt securities
Quantitative information about level 3 assets at fair value
Fair value, assets	1,674	1,746	1,430
Bank | Trading assets | Debt securities | Corporate debt securities | Option model
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 448	SFr 240
Bank | Trading assets | Debt securities | Corporate debt securities | Option model | Minimum
Unobservable input
Correlation (in %)	(85.00%)	(87.00%)
Bank | Trading assets | Debt securities | Corporate debt securities | Option model | Maximum
Unobservable input
Correlation (in %)	98.00%	99.00%
Bank | Trading assets | Debt securities | Corporate debt securities | Option model | Weighted average
Unobservable input
Correlation (in %)	23.00%	17.00%
Bank | Trading assets | Debt securities | Corporate debt securities | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 101	SFr 285
Bank | Trading assets | Debt securities | Corporate debt securities | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	3	134
Bank | Trading assets | Debt securities | Corporate debt securities | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	1,004	1,408
Bank | Trading assets | Debt securities | Corporate debt securities | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	308	493
Bank | Trading assets | Debt securities | Corporate debt securities | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 817	SFr 836
Bank | Trading assets | Debt securities | Corporate debt securities | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Bank | Trading assets | Debt securities | Corporate debt securities | Market comparable | Maximum
Unobservable input
Price (in %)	117.00%	128.00%
Bank | Trading assets | Debt securities | Corporate debt securities | Market comparable | Weighted average
Unobservable input
Price (in %)	86.00%	29.00%
Bank | Trading assets | Debt securities | RMBS
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 605	SFr 814	612
Bank | Trading assets | Debt securities | RMBS | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 445
Bank | Trading assets | Debt securities | RMBS | Discounted cash flow | Minimum
Unobservable input
Prepayment rate (in %)	2.00%	0.00%
Discount rate (in %)	0.00%	1.00%
Default rate (in %)	0.00%	0.00%
Loss severity (in %)	0.00%	0.00%
Bank | Trading assets | Debt securities | RMBS | Discounted cash flow | Maximum
Unobservable input
Prepayment rate (in %)	30.00%	27.00%
Discount rate (in %)	47.00%	36.00%
Default rate (in %)	10.00%	20.00%
Loss severity (in %)	100.00%	100.00%
Bank | Trading assets | Debt securities | RMBS | Discounted cash flow | Weighted average
Unobservable input
Prepayment rate (in %)	12.00%	9.00%
Discount rate (in %)	8.00%	8.00%
Default rate (in %)	3.00%	3.00%
Loss severity (in %)	43.00%	50.00%
Bank | Trading assets | Debt securities | RMBS | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 120
Bank | Trading assets | Debt securities | RMBS | Market comparable | Minimum
Unobservable input
Price (in %)	21.00%
Bank | Trading assets | Debt securities | RMBS | Market comparable | Maximum
Unobservable input
Price (in %)	30.00%
Bank | Trading assets | Debt securities | RMBS | Market comparable | Weighted average
Unobservable input
Price (in %)	26.00%
Bank | Trading assets | Debt securities | CMBS
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 65	SFr 215	257
Bank | Trading assets | Debt securities | CMBS | Discounted cash flow | Minimum
Unobservable input
Capitalization rate (in %)	8.00%	7.00%
Prepayment rate (in %)	0.00%	0.00%
Discount rate (in %)	2.00%	0.00%
Default rate (in %)		0.00%
Loss severity (in %)		0.00%
Bank | Trading assets | Debt securities | CMBS | Discounted cash flow | Maximum
Unobservable input
Capitalization rate (in %)	9.00%	8.00%
Prepayment rate (in %)	15.00%	16.00%
Discount rate (in %)	27.00%	23.00%
Default rate (in %)		32.00%
Loss severity (in %)		75.00%
Bank | Trading assets | Debt securities | CMBS | Discounted cash flow | Weighted average
Unobservable input
Capitalization rate (in %)	9.00%	7.00%
Prepayment rate (in %)	9.00%	3.00%
Discount rate (in %)	10.00%	8.00%
Default rate (in %)		1.00%
Loss severity (in %)		4.00%
Bank | Trading assets | Debt securities | Collateralized debt obligations
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,165	SFr 1,298	1,421
Bank | Trading assets | Debt securities | Collateralized debt obligations | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 195	SFr 329
Bank | Trading assets | Debt securities | Collateralized debt obligations | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	328	293
Prepayment rate (in %)	0.00%	0.00%
Discount rate (in %)	7.00%	1.00%
Default rate (in %)	0.00%	0.00%
Loss severity (in %)	3.00%	0.00%
Bank | Trading assets | Debt securities | Collateralized debt obligations | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	328	336
Prepayment rate (in %)	30.00%	20.00%
Discount rate (in %)	27.00%	25.00%
Default rate (in %)	5.00%	10.00%
Loss severity (in %)	100.00%	100.00%
Bank | Trading assets | Debt securities | Collateralized debt obligations | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	328	309
Prepayment rate (in %)	10.00%	14.00%
Discount rate (in %)	15.00%	11.00%
Default rate (in %)	2.00%	2.00%
Loss severity (in %)	45.00%	46.00%
Bank | Trading assets | Debt securities | Collateralized debt obligations | Vendor price
Quantitative information about level 3 assets at fair value
Fair value, assets		SFr 66
Bank | Trading assets | Debt securities | Collateralized debt obligations | Vendor price | Minimum
Unobservable input
Price (in %)		0.00%
Bank | Trading assets | Debt securities | Collateralized debt obligations | Vendor price | Maximum
Unobservable input
Price (in %)		100.00%
Bank | Trading assets | Debt securities | Collateralized debt obligations | Vendor price | Weighted average
Unobservable input
Price (in %)		96.00%
Bank | Trading assets | Debt securities | Collateralized debt obligations | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 851	SFr 807
Bank | Trading assets | Debt securities | Collateralized debt obligations | Market comparable | Minimum
Unobservable input
Price (in %)	208.00%	214.00%
Bank | Trading assets | Debt securities | Collateralized debt obligations | Market comparable | Maximum
Unobservable input
Price (in %)	208.00%	214.00%
Bank | Trading assets | Debt securities | Collateralized debt obligations | Market comparable | Weighted average
Unobservable input
Price (in %)	208.00%	214.00%
Bank | Trading assets | Equity securities
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 240	SFr 871	896
Bank | Trading assets | Equity securities | Option model
Quantitative information about level 3 assets at fair value
Fair value, assets		SFr 342
Bank | Trading assets | Equity securities | Option model | Minimum
Unobservable input
Volatility (in %)		2.00%
Bank | Trading assets | Equity securities | Option model | Maximum
Unobservable input
Volatility (in %)		253.00%
Bank | Trading assets | Equity securities | Option model | Weighted average
Unobservable input
Volatility (in %)		29.00%
Bank | Trading assets | Equity securities | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets		SFr 471
Bank | Trading assets | Equity securities | Market comparable | Minimum
Unobservable input
EBITDA multiple	3	3
Price (in %)	0.00%	0.00%
Bank | Trading assets | Equity securities | Market comparable | Maximum
Unobservable input
EBITDA multiple	8	12
Price (in %)	100.00%	202.00%
Bank | Trading assets | Equity securities | Market comparable | Weighted average
Unobservable input
EBITDA multiple	6	8
Price (in %)	70.00%	96.00%
Bank | Trading assets | Derivative instruments
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 4,305	SFr 4,831	6,823
Bank | Trading assets | Derivative instruments | Interest rate derivatives
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 748	SFr 791	1,803
Bank | Trading assets | Derivative instruments | Interest rate derivatives | Option model | Minimum
Unobservable input
Correlation (in %)	20.00%	17.00%
Credit spread (in bp)		130
Mean reversion (in %)		5.00%
Prepayment rate (in %)	1.00%	1.00%
Volatility skew (in %)	(7.00%)	(8.00%)
Bank | Trading assets | Derivative instruments | Interest rate derivatives | Option model | Maximum
Unobservable input
Correlation (in %)	100.00%	100.00%
Credit spread (in bp)		1,687
Mean reversion (in %)		10.00%
Prepayment rate (in %)	32.00%	36.00%
Volatility skew (in %)	1.00%	0.00%
Bank | Trading assets | Derivative instruments | Interest rate derivatives | Option model | Weighted average
Unobservable input
Correlation (in %)	65.00%	63.00%
Credit spread (in bp)		330
Mean reversion (in %)		10.00%
Prepayment rate (in %)	16.00%	16.00%
Volatility skew (in %)	(2.00%)	(2.00%)
Bank | Trading assets | Derivative instruments | Credit derivatives
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 688	SFr 1,568	2,569
Bank | Trading assets | Derivative instruments | Credit derivatives | Discounted cash flow | Minimum
Unobservable input
Funding spread (in bp)		61
Correlation (in %)	97.00%	43.00%
Credit spread (in bp)	0	1
Prepayment rate (in %)	0.00%	0.00%
Recovery rate (in %)	0.00%	0.00%
Discount rate (in %)	1.00%	2.00%
Default rate (in %)	0.00%	1.00%
Loss severity (in %)	15.00%	15.00%
Bank | Trading assets | Derivative instruments | Credit derivatives | Discounted cash flow | Maximum
Unobservable input
Funding spread (in bp)		68
Correlation (in %)	97.00%	97.00%
Credit spread (in bp)	1,635	2,349
Prepayment rate (in %)	13.00%	12.00%
Recovery rate (in %)	45.00%	60.00%
Discount rate (in %)	45.00%	50.00%
Default rate (in %)	33.00%	35.00%
Loss severity (in %)	100.00%	100.00%
Bank | Trading assets | Derivative instruments | Credit derivatives | Discounted cash flow | Weighted average
Unobservable input
Funding spread (in bp)		67
Correlation (in %)	97.00%	85.00%
Credit spread (in bp)	396	331
Prepayment rate (in %)	5.00%	4.00%
Recovery rate (in %)	10.00%	23.00%
Discount rate (in %)	21.00%	19.00%
Default rate (in %)	5.00%	6.00%
Loss severity (in %)	69.00%	64.00%
Bank | Trading assets | Derivative instruments | Equity/Index-related products
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 914	SFr 936	1,063
Bank | Trading assets | Derivative instruments | Equity/Index-related products | Option model
Quantitative information about level 3 assets at fair value
Fair value, assets		SFr 778
Bank | Trading assets | Derivative instruments | Equity/Index-related products | Option model | Minimum
Unobservable input
Buyback probability (in %)	50.00%
Correlation (in %)	(85.00%)	(87.00%)
Gap risk (in %)	0.00%
Volatility (in %)	2.00%	0.00%
Bank | Trading assets | Derivative instruments | Equity/Index-related products | Option model | Maximum
Unobservable input
Buyback probability (in %)	100.00%
Correlation (in %)	98.00%	99.00%
Gap risk (in %)	2.00%
Volatility (in %)	180.00%	253.00%
Bank | Trading assets | Derivative instruments | Equity/Index-related products | Option model | Weighted average
Unobservable input
Buyback probability (in %)	62.00%
Correlation (in %)	21.00%	23.00%
Gap risk (in %)	1.00%
Volatility (in %)	32.00%	26.00%
Bank | Trading assets | Derivative instruments | Equity/Index-related products | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets		SFr 109
Bank | Trading assets | Derivative instruments | Equity/Index-related products | Market comparable | Minimum
Unobservable input
EBITDA multiple		4
Price (in %)		97.00%
Bank | Trading assets | Derivative instruments | Equity/Index-related products | Market comparable | Maximum
Unobservable input
EBITDA multiple		10
Price (in %)		97.00%
Bank | Trading assets | Derivative instruments | Equity/Index-related products | Market comparable | Weighted average
Unobservable input
EBITDA multiple		7
Price (in %)		97.00%
Bank | Trading assets | Other
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 4,243	SFr 4,266	4,323
Bank | Trading assets | Other | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 882	SFr 865
Bank | Trading assets | Other | Discounted cash flow | Minimum
Unobservable input
Life expectancy (in years)	3	3
Bank | Trading assets | Other | Discounted cash flow | Maximum
Unobservable input
Life expectancy (in years)	19	18
Bank | Trading assets | Other | Discounted cash flow | Weighted average
Unobservable input
Life expectancy (in years)	8	8
Bank | Trading assets | Other | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 3,005	SFr 2,859
Bank | Trading assets | Other | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Bank | Trading assets | Other | Market comparable | Maximum
Unobservable input
Price (in %)	116.00%	106.00%
Bank | Trading assets | Other | Market comparable | Weighted average
Unobservable input
Price (in %)	39.00%	45.00%
Bank | Investment securities
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 72	SFr 148	3
Bank | Other investments
Quantitative information about level 3 assets at fair value
Fair value, assets	1,906	2,034	2,388
Bank | Other investments | Private equity
Quantitative information about level 3 assets at fair value
Fair value, assets	8
Bank | Other investments | Other equity investments
Quantitative information about level 3 assets at fair value
Fair value, assets	310	365
Bank | Other investments | Life finance instruments
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,588	SFr 1,669	1,834
Bank | Other investments | Life finance instruments | Discounted cash flow | Minimum
Unobservable input
Life expectancy (in years)	2	2
Bank | Other investments | Life finance instruments | Discounted cash flow | Maximum
Unobservable input
Life expectancy (in years)	19	20
Bank | Other investments | Life finance instruments | Discounted cash flow | Weighted average
Unobservable input
Life expectancy (in years)	6	8
Bank | Other investments | Equity securities
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 318	SFr 365	554
Bank | Loans
Quantitative information about level 3 assets at fair value
Fair value, assets	6,585	8,950	9,353
Bank | Loans - of which commercial and industrial
Quantitative information about level 3 assets at fair value
Fair value, assets	3,816	5,735	5,853
Bank | Loans - of which commercial and industrial | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 2,959	SFr 3,799
Bank | Loans - of which commercial and industrial | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	5	70
Bank | Loans - of which commercial and industrial | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	5,400	2,528
Bank | Loans - of which commercial and industrial | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	544	474
Bank | Loans - of which commercial and industrial | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 852	SFr 1,146
Bank | Loans - of which commercial and industrial | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Bank | Loans - of which commercial and industrial | Market comparable | Maximum
Unobservable input
Price (in %)	100.00%	106.00%
Bank | Loans - of which commercial and industrial | Market comparable | Weighted average
Unobservable input
Price (in %)	51.00%	65.00%
Bank | Loans - of which financial institutions
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,829	SFr 1,729	1,494
Bank | Loans - of which financial institutions | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,588	SFr 1,451
Bank | Loans - of which financial institutions | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	67	84
Bank | Loans - of which financial institutions | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	952	826
Bank | Loans - of which financial institutions | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	342	359
Bank | Loans - of which financial institutions | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 149	SFr 109
Bank | Loans - of which financial institutions | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Bank | Loans - of which financial institutions | Market comparable | Maximum
Unobservable input
Price (in %)	550.00%	100.00%
Bank | Loans - of which financial institutions | Market comparable | Weighted average
Unobservable input
Price (in %)	483.00%	98.00%
Bank | Other intangible assets
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 138	SFr 112	70
Bank | Other assets
Quantitative information about level 3 assets at fair value
Fair value, assets	1,679	7,087	7,468
Bank | Other assets - of which loans held-for-sale
Quantitative information about level 3 assets at fair value
Fair value, assets	1,316	6,768	6,851
Bank | Other assets - of which loans held-for-sale | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 760	SFr 722
Bank | Other assets - of which loans held-for-sale | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	117	99
Recovery rate (in %)	6.00%	1.00%
Bank | Other assets - of which loans held-for-sale | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	1,082	3,220
Recovery rate (in %)	100.00%	1.00%
Bank | Other assets - of which loans held-for-sale | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	334	515
Recovery rate (in %)	74.00%	1.00%
Bank | Other assets - of which loans held-for-sale | Vendor price
Quantitative information about level 3 assets at fair value
Fair value, assets		SFr 3,594
Bank | Other assets - of which loans held-for-sale | Vendor price | Minimum
Unobservable input
Price (in %)		0.00%
Bank | Other assets - of which loans held-for-sale | Vendor price | Maximum
Unobservable input
Price (in %)		101.00%
Bank | Other assets - of which loans held-for-sale | Vendor price | Weighted average
Unobservable input
Price (in %)		97.00%
Bank | Other assets - of which loans held-for-sale | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 356	SFr 2,251
Bank | Other assets - of which loans held-for-sale | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Bank | Other assets - of which loans held-for-sale | Market comparable | Maximum
Unobservable input
Price (in %)	102.00%	104.00%
Bank | Other assets - of which loans held-for-sale | Market comparable | Weighted average
Unobservable input
Price (in %)	78.00%	76.00%
Bank | Assets
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 23,390	SFr 33,021	SFr 35,862